Accounts Receivable - Summary of Movement in Allowance for Doubtful Debts (Detail) - Accounts receivables [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Balance, beginning of year	¥ 5,210	¥ 5,466	¥ 4,910
Impact on initial application of IFRS 9 (2014) (Note2.2(c) (ii))	1,118
Allowance for the year	3,300	3,325	3,999
Written-off during the year	(2,919)	(3,581)	(3,443)
Balance, end of year	¥ 6,709	¥ 5,210	¥ 5,466